THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING
RATE HEDGE ETF
JUNE 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 13.0%	Shares	Value

Energy Select Sector SPDR Fund	15,196	$1,233,459

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,187,492)		1,233,459

TOTAL INVESTMENTS — 13.0%
(Cost $1,187,492)		$1,233,459

Percentages are based on Net Assets of $9,520,174.

CAD—Canadian Dollar

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depository Receipt

The open futures contracts held by the Fund at June 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	113	Sep-2023	$8,466,600	$8,546,190	$79,590
Japanese Yen	125	Sep-2023	11,369,227	10,957,031	(412,196)
U.S. 2-Year Treasury Note	199	Oct-2023	40,897,185	40,465,406	(431,779)
U.S. 5-Year Treasury Note	194	Sep-2023	20,931,639	20,776,188	(155,451)

			81,664,651	80,744,815	(919,836)

Short Contracts
3 Month SOFR	(570)	Mar-2024	$(135,615,585)	$(134,862,000)	$753,585
Japanese 10-Year Bond	(10)	Sep-2023	(10,597,380)	(10,294,882)	(36,921)
Long Gilt 10-Year Bond	(13)	Sep-2023	(1,528,348)	(1,573,406)	2,115
Mexican Peso	(66)	Sep-2023	(1,871,607)	(1,896,840)	(25,233)
U.S. Long Treasury Bond	(85)	Sep-2023	(10,886,255)	(10,787,031)	99,224
Ultra 10-Year U.S. Treasury Note	(117)	Sep-2023	(14,111,096)	(13,857,188)	253,909

			(174,610,271)	(173,271,347)	1,046,679

			$(92,945,620)	$(92,526,532)	$126,843

ADV-QH-001-0400